Derivatives and Hedging	12 Months Ended
Dec. 31, 2014
Derivatives and Hedging [Abstract]
Derivatives and Hedging
7.  Derivatives and Hedging

The Partnerships’ objective is to profit from speculative trading in Futures Interests. Therefore, the trading advisors for each Partnership will take speculative positions in Futures Interests where they feel the best profit opportunities exist for their respective trading strategies. As such, the average number of contracts outstanding in absolute quantities (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

On January 1, 2013, the Partnerships adopted ASU 2011-11, “Disclosure about Offsetting Assets and Liabilities” and ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 created a new disclosure requirement about the nature of an entity’s rights to setoff and the related arrangements associated with its financial instruments and derivative instruments, while ASU 2013-01 clarified the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11.  Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The new guidance did not have a significant impact on the Partnerships’ financial statements.

As of December 31, 2014, approximately 100% of Spectrum Currency’s total investments are forward contracts which are off-exchange traded.

As of December 31, 2014, approximately 84.14% of Spectrum Select’s total investments are futures contracts which are exchange-traded while approximately 15.86% are forward contracts which are off-exchange traded.

As of December 31, 2014, approximately 100% of Spectrum Strategic’s total investments are futures contracts which are exchange-traded.

As of December 31, 2014, approximately 74.64% of Spectrum Technical’s total investments are futures contracts which are exchange-traded while approximately 25.36% are forward contracts which are off-exchange traded.

The following tables summarize the valuation of each Partnership’s investments as of December 31, 2014 and 2013.

Spectrum Currency

As of December 31, 2014, Spectrum Currency held no futures and forward contracts; therefore, there were no net unrealized gains and losses on futures and forward contracts.

The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013:

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain (Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Foreign currency	–	–	–	–	–	826
Total	–	–	–	–	–
Unrealized currency gain (loss)					–
Total net unrealized gain (loss) on open contracts					–

Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
$
Options purchased	–	1

Spectrum Select

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	7,228,527	(1,519,724)	5,708,803
Forwards	2,346,025	(1,592,346)	753,679

Total Assets	9,574,552	(3,112,070)	6,462,482

Liabilities
Futures	(1,519,724)	1,519,724	–
Forwards	(1,592,346)	1,592,346	–

Total Liabilities	(3,112,070)	3,112,070	–

Unrealized currency loss			(669,947)

Total net unrealized gain on open contracts			5,792,535

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	9,894,085	(3,011,012)	6,883,073
Forwards	528,063	(69,127)	458,936

Total Assets	10,422,148	(3,080,139)	7,342,009

Liabilities
Futures	(3,011,012)	3,011,012	–
Forwards	(69,127)	69,127	–

Total Liabilities	(3,080,139)	3,080,139	–

Unrealized currency loss			(689,577)

Total net unrealized gain on open contracts			6,652,432

The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	282,336	(2,191,868)	4,475,726	(216,133)	2,350,061	4,302
Equity	515,619	(278,910)	7,778	(105,700)	138,787	1,107
Foreign currency	161,381	(109,346)	1,083,928	(92,427)	1,043,536	1,707
Interest rate	3,045,534	(116,781)	2,250	(905)	2,930,098	4,621
Total	4,004,870	(2,696,905)	5,569,682	(415,165)	6,462,482
Unrealized currency loss					(669,947)
Total net unrealized gain on open contracts					5,792,535

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	561,914	(1,776,263)	2,430,029	(322,157)	893,523	4,153
Equity	3,462,235	–	36,105	(3,696)	3,494,644	1,717
Foreign currency	1,474,046	(124,132)	986,884	(59,129)	2,277,669	3,214
Interest rate	61,862	(636,034)	1,409,073	(158,728)	676,173	5,741
Total	5,560,057	(2,536,429)	4,862,091	(543,710)	7,342,009
Unrealized currency loss					(689,577)
Total net unrealized gain on open contracts					6,652,432

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	3
Options written	–	2

Spectrum Technical

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	4,533,559	(797,767)	3,735,792
Forwards	2,011,895	(1,677,220)	334,675

Total Assets	6,545,454	(2,474,987)	4,070,467

Liabilities
Futures	(797,767)	797,767	–
Forwards	(1,677,220)	1,677,220	–

Total Liabilities	(2,474,987)	2,474,987	–

Unrealized currency loss			(3,465,597)

Total net unrealized gain on open contracts			604,870

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	5,404,721	(1,139,524)	4,265,197
Forwards	728,738	(320,514)	408,224

Total Assets	6,133,459	(1,460,038)	4,673,421

Liabilities
Futures	(1,139,524)	1,139,524	–
Forwards	(320,514)	320,514	–

Total Liabilities	(1,460,038)	1,460,038	–

Unrealized currency loss			(3,447,831)

Total net unrealized gain on open contracts			1,225,590

The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	35,163	(640,745)	1,817,116	(81,599)	1,129,935	1,561
Equity	713,684	(173,835)	17,967	(76,616)	481,200	1,203
Foreign currency	267,933	(1,043,641)	1,855,362	(290,158)	789,496	1,355
Interest rate	1,829,953	(149,230)	8,276	(19,163)	1,669,836	4,328
Total	2,846,733	(2,007,451)	3,698,721	(467,536)	4,070,467
Unrealized currency loss					(3,465,597)
Total net unrealized gain on open contracts					604,870

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	182,135	(386,829)	893,327	(124,717)	563,916	1,300
Equity	3,110,927	(1,174)	28,444	(5,500)	3,132,697	1,458
Foreign currency	539,752	(239,072)	601,972	(104,361)	798,291	4,080
Interest rate	152,993	(553,425)	623,909	(44,960)	178,517	3,501
Total	3,985,807	(1,180,500)	2,147,652	(279,538)	4,673,421
Unrealized currency loss					(3,447,831)
Total net unrealized gain on open contracts					1,225,590

The following tables summarize the net trading results of each Partnership for the years ended December 31, 2014, 2013, and 2012, respectively.

Spectrum Select

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	11,295,753	(8,240,610)	(12,872,729)
Equity	(3,990,077)	17,236,173	6,993,095
Foreign currency	4,165,976	69,245	(2,206,555)
Interest rate	9,213,718	(3,637,449)	1,388,041
Unrealized currency gain	19,627	514,288	99,725
Total	20,704,997	5,941,647	(6,598,423)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	21,564,894	1,840,569	(2,747,878)
Net change in unrealized	(859,897)	4,101,078	(3,850,545)
Total	20,704,997	5,941,647	(6,598,423)

Spectrum Technical

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	3,173,650	1,447,554	7,806,061
Equity	3,873,373	16,778,460	(58,323,819)
Foreign currency	(6,165,114)	1,893,467	(30,995,834)
Interest rate	20,943,980	(10,210,043)	68,102,911
Unrealized currency gain (loss)	(52,678)	35,320	(6,376,922)
Total	21,773,211	9,944,758	(19,787,603)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	22,532,708	7,217,969	(6,219,265)
Net change in unrealized	(620,720)	2,267,134	(9,809,697)
Realized gain (loss) on Investment in Blackwater Master Fund	668,573	396,051	(4,657,167)
Unrealized appreciation (depreciation) on Investment in Blackwater Master Fund	(807,350)	63,604	898,526
Total Trading Results	21,773,211	9,944,758	(19,787,603)